UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name: 		 Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		       Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		 David C. Siphron
Title:		President / CEO
Phone:		310-858-7281
Signature, Place, and Date of Signing:

David C. Siphron   Beverly Hills, California	 November 15, 1999

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  1028938

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                                  FORM 13F INFORMATION TABLE
NAME OF ISSUER      Class  Cusip     Value   Quantity  SH/  PUT/  INV   OTH  VTG
                                    (x$1000) of shares PRN  CALL  DSCRN MGR  AUT
-------------------   --- ---------  ------    ------- ---  ----  ----- ---  ---
Abbott Laboratories   COM	002824100  31,412    856,200 SH   N/A   SOLE  N/A SOLE
American Express      COM	025816109  67,567    500,500 SH         SOLE      SOLE
American Int'l Group  COM	026874107  34,216    393,575 SH         SOLE      SOLE
Bristol-Myers Squibb  COM	110122108  28,394    420,650 SH         SOLE      SOLE
Campbell Soup         COM	134429109  13,522    345,615 SH         SOLE      SOLE
Chase Manhattan Corp. COM	16161A108  33,018    438,044 SH         SOLE      SOLE
Clorox Co.            COM	189054109  32,467    848,800 SH         SOLE      SOLE
Coca-Cola             COM	191216100  41,695    864,150 SH         SOLE      SOLE
Eastman Kodak         COM	277461109  17,961    237,498 SH         SOLE      SOLE
Electronic Data Sys.  COM	285661104  39,200    740,500 SH         SOLE      SOLE
Gannett Co.           COM	364730101  25,648    370,700 SH         SOLE      SOLE
Gillette              COM	375766102  32,668    962,600 SH         SOLE      SOLE
Hershey Foods         COM	427866108  32,251    662,400 SH         SOLE      SOLE
Hewlett-Packard       COM	428236103  33,487    369,000 SH         SOLE      SOLE
Intel Corp.           COM	458140100  53,480    719,664 SH         SOLE      SOLE
Johnson & Johnson     COM	478160104  56,852    618,800 SH         SOLE      SOLE
Lilly (Eli)           COM	532457108  24,448    380,890 SH         SOLE      SOLE
McDonald's Corp.      COM	580135101  59,470  1,375,020 SH         SOLE      SOLE
Merck & Co.           COM	589331107  40,888    630,860 SH         SOLE      SOLE
Microsoft Corp.       COM	594918104  58,322    644,000 SH         SOLE      SOLE
Minnesota Mining      COM	604059105  45,623    474,930 SH         SOLE      SOLE
N.Y. Times Co.        COM	650111107  14,450    385,340 SH         SOLE      SOLE
NIKE, Inc. 'B'        COM	654106103  33,687    592,300 SH         SOLE      SOLE
Pfizer, Inc.          COM	717081103  34,999    975,600 SH         SOLE      SOLE
Quaker Oats           COM	747402105  36,129    583,900 SH         SOLE      SOLE
Schwab (Charles)      COM	808513105  42,263  1,263,950 SH         SOLE      SOLE
Wells Fargo           COM	949746101  35,746    902,100 SH         SOLE      SOLE
Wrigley (Wm.) Jr.     COM	982526105  29,075    422,520 SH         SOLE      SOLE

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